Fair Value Disclosures	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures

6.     Fair Value Disclosures

The Company holds financial instruments that are measured at fair value which is determined according to a fair value hierarchy that prioritizes the inputs and assumptions used, and the valuation techniques used to measure fair value. The three levels of the fair value hierarchy are described as follows:

Level 1	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2	Inputs are quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar instruments in markets that are not active and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3	Inputs are unobservable inputs based on the Company’s own assumptions and valuation techniques used to measure assets and liabilities at fair value. The inputs require significant management judgment or estimation.

The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

The Company established the fair value of its assets and liabilities using the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and established a fair value hierarchy based on the inputs used to measure fair value.

The following table presents the Company’s financial instruments by level within the fair value hierarchy:

	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total
	(in thousands)
As of December 31, 2013
Cash equivalents
Money market funds	$22,238	$—	$—	$22,238

As of September 30, 2014
Cash equivalents
Money market funds	$56,434	—	—	$56,434
Short term investments
Negotiable certificates of deposit	9,052	—	—	9,052
Long term investments
Negotiable certificates of deposit	978	—	—	978

	$66,464	$—	$—	$66,464

Accounts receivable, accounts payable and accrued liabilities are carried at cost, which approximates fair value due to the short-term nature of these financial instruments.

3.    Fair Value Disclosures

The following table presents the Company’s financial instruments by level within the fair value hierarchy:

	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total
As of December 31, 2012
Cash equivalents
Money market funds	$53,063	$—	$—	$53,063
Negotiable certificates of deposit	245	—	—	245
Short-term investments
Negotiable certificates of deposit	5,620	—	—	5,620
Restricted cash
Money market funds	119	—	—	119

	$59,047	$—	$—	$59,047

	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total
As of December 31, 2013
Cash equivalents
Money market funds	$22,238	$—	$—	$22,238

Accounts receivable, accounts payable and accrued liabilities are carried at cost, which approximates fair value due to the short-term nature of these financial instruments.